UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03264

Exact name of registrant as specified in charter:	Dryden Government Securities Trust

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	11/30/2004

Date of reporting period:	11/30/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Dryden Government Securities Trust/

Money Market Series

NOVEMBER 30, 2004	ANNUAL REPORT

FUND TYPE

Money market

OBJECTIVES

High current income, preservation of capital, and maintenance of liquidity.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

January 14, 2005

We hope that you find the annual report for the Dryden Government Securities Trust/Money Market Series informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity of having at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden mutual funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Dryden Government Securities Trust/Money Market Series

Dryden Government Securities Trust/Money Market Series	1

Your Series’ Performance

Series objectives

The investment objectives of the Dryden Government Securities Trust/Money Market Series (the Series) are high current income, preservation of capital, and maintenance of liquidity. There can be no assurance that the Series will achieve its investment objectives.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

Fund Facts as of 11/30/04
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	1.55%	$1.00	26 Days	$297.5
Class Z	1.67%	$1.00	26 Days	$22.6
iMoneyNet, Inc. Government & Agency Retail Avg.*	1.22%	N/A	37 Days	N/A

*iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Government & Agency Retail Average as of November 30, 2004, the closest date to the end of our reporting period.

An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

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Investment Adviser’s Report

Prudential Investment Management, Inc.

Money Market Series

Rising interest rates aid investment climate for money market funds

The investment environment for money market funds improved during the Series’ fiscal year that began December 1, 2003. Yields on money market securities initially were at very low levels. However, they began to rise as financial markets anticipated that policymakers at the Federal Reserve (the Fed) would repeatedly vote to increase short-term interest rates in 2004. The rate hikes gradually reduced the monetary stimulus available in the U.S. economy.

During the reporting period, we maintained a diversified portfolio of high-quality, short-term debt securities of federal agencies and repurchase agreements backed by government securities. By altering this mix of securities, our investment strategy allowed the Series the flexibility to take advantage of attractive investment opportunities that emerged as short-term interest rates rose progressively higher. Our approach also prepared the Series to accommodate an outflow of assets associated with the integration of the former Prudential Securities brokerage business with Wachovia Securities, LLC that was completed in September 2004. The Series provided a competitive yield throughout its fiscal year.

A sudden shift in the outlook for U.S. monetary policy

Although the economy grew at a respectable pace in the first few months of the reporting period, data released during that time indicated it created fewer jobs than expected. Short-term rates remained unchanged to encourage business activity, and money market yields continued at low levels. Our purchases during that time included debt securities of the Federal Home Loan Bank and other federal agencies scheduled to mature at various times in 2004.

The outlook for monetary policy in the United States changed abruptly in early April 2004. Data showed that conditions in the job market were beginning to improve. This report was followed by similar data in May and June as well as evidence of mounting inflationary pressures. Money market yields began to rise as financial markets expected that Fed policymakers would soon raise short-term interest rates in an effort to keep inflation in check.

Enhancing portfolio flexibility at key junctures in the money markets

Our investment strategy reflected this outlook for a less accommodative monetary policy. We sold some of the Series’ longer-term money market securities and reinvested the proceeds in short-term repurchase agreements and federal agency securities, some of which matured near the time when Fed policymakers were

Dryden Government Securities Trust/Money Market Series	3

scheduled to meet at the end of June 2004. Our transactions shortened the Series’ weighted average maturity (WAM), which enabled us to reinvest the Series’ assets as short-term rates moved gradually higher. (WAM, which is expressed in days, takes into account the maturity and quantity of each security held in a portfolio. It indicates a portfolio’s sensitivity to changes in interest rates.)

The new round of rate hikes began June 30, 2004. The federal funds rate—the rate banks charge each other on overnight loans—was raised to 1.25% from 1.00%. We reinvested some of the proceeds of debt securities that matured around the end of June in debt securities that came due in August and September, targeting the next two meetings of the Fed’s rate-setting committee. Building up the Series’ liquidity also helped it satisfy the increased asset outflows that occurred during the summer of 2004. The federal funds rate was increased to 1.50% from 1.25% in August and to 1.75% from 1.50% in September.

Mortgage giant’s woes created attractive investment opportunities

In September we reduced our exposure to repurchase agreements and purchased short-term discount notes of the Federal National Mortgage Association (Fannie Mae) that came due in October and November 2004. Fannie Mae is a government-sponsored enterprise that buys mortgages and packages them into mortgage-backed securities. Doubts that the accounting methods employed by Fannie Mae accurately reflected company earnings led investors to require higher yields on the mortgage giant’s debt securities. We believed the Fannie Mae discount notes that we purchased represented an attractive investment opportunity relative to comparable government and agency debt obligations.

Proceeds from some of the Fannie Mae discount notes that matured in November were reinvested in government securities whose interest rates are reset quarterly, based upon the three-month London Interbank Offered Rate. Our purchases of variable-rate debt securities, along with discount notes of the Federal Home Loan Mortgage Corp. and the Federal Home Loan Bank, helped position the Series’ WAM more in line with its competitive average. We favored variable-rate debt securities as we still expected further increases in short-term rates after the federal funds rate was raised to 2.00% from 1.75% in November 2004. (Shortly after the Series’ fiscal year ended, Fed policymakers lifted the key short-term rate to 2.25% from 2.00%, its fifth increase in 2004.)

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Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on June 1, 2004, at the beginning of the period, and held through the six-month period ended November 30, 2004.

The Series may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and Section 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the

Dryden Government Securities Trust/Money Market Series	5

period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Government Securities Trust/ Money Market Series		Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,005	0.47%	$2.33
	Hypothetical	$1,000	$1,023	0.47%	$2.35

Class Z	Actual	$1,000	$1,006	0.34%	$1.71
	Hypothetical	$1,000	$1,023	0.34%	$1.72

* Series expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended November 30, 2004, and divided by the 366 days in the Fund’s fiscal year ended November 30, 2004 (to reflect the six-month period).

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Portfolio of Investments

as of November 30, 2004

Principal Amount (000)	Description	Value (Note 1)

Federal Home Loan Bank 28.5%
$2,150	2.03%, 12/8/04	$2,149,151
3,613	2.02%, 12/10/04	3,611,175
3,480	3.875%, 12/15/04	3,482,414
1,865	2.12%, 1/7/05	1,860,956
2,000	2.17%, 1/12/05	1,994,960
3,800	2.13%, 1/14/05	3,790,154
1,426	2.14%, 1/18/05	1,421,950
1,600	2.14%, 1/19/05	1,595,361
4,700	2.14%, 1/21/05	4,685,818
8,100	2.18%, 1/21/05	8,075,099
1,800	2.21%, 1/28/05	1,793,620
6,448	2.15%, 2/4/05	6,423,086
1,078	2.19%, 2/9/05	1,073,430
1,500	2.26%, 2/17/05	1,492,688
5,000	1.35%, 3/22/05	4,984,786
40,000	1.99%, 4/19/05	39,984,641
650	1.55%, 7/14/05	646,909
250	1.45%, 7/22/05	248,080
2,000	2.125%, 8/10/05	1,995,068

		91,309,346

Federal Home Loan Mortgage Corporation 27.1%
2,350	1.94%, 12/1/04	2,350,000
17,670	1.95%, 12/2/04	17,669,043
2,000	1.98%, 12/2/04	1,999,890
29,650	2.01%, 12/13/04	29,630,135
1,300	1.98%, 12/14/04	1,299,071
9,200	2.15%, 1/4/05	9,181,406
2,110	2.17%, 1/4/05	2,105,695
1,800	2.17%, 1/4/05	1,796,328
2,000	1.875%, 1/15/05	1,998,842
10,000	2.15%, 1/19/05	9,970,872
2,497	2.18%, 1/25/05	2,488,722
4,800	2.18%, 1/26/05	4,783,797
1,500	2.24%, 2/8/05	1,493,589

		86,767,390

Federal National Mortgage Association 19.4%
38,474	1.92%, 12/1/04	38,473,500
1,200	1.99%, 12/9/04	1,199,469

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	7

Portfolio of Investments

as of November 30, 2004 Cont’d.

Principal Amount (000)	Description	Value (Note 1)

$1,000	2.02%, 12/10/04	$999,495
2,200	2.03%, 12/14/04	2,198,387
3,162	1.875%, 12/15/04	3,161,863
1,450	2.05%, 12/20/04	1,448,431
3,000	2.06%, 12/22/04	2,996,413
768	2.09%, 12/29/04	766,758
3,500	2.16%, 1/5/05	3,492,684
2,180	2.17%, 1/12/05	2,174,506
1,641	2.16%, 1/20/05	1,636,100
2,400	2.18%, 1/20/05	2,392,766
1,200	2.28%, 2/9/05	1,194,706

		62,135,078

Repurchase Agreements 26.0%(a)
24,424	Credit Suisse First Boston Corp., 2.01%, dated 11/24/04, due 12/1/04 in the amount of $24,433,546 (cost $24,424,000; the value of the collateral including interest was $24,913,347)	24,424,000
8,933	Greenwich Capital Markets, 2.05%, dated 11/29/04, due 12/6/04 in the amount of $8,936,561 (cost $8,933,000; the value of the collateral including interest was $9,113,278)	8,933,000
32,000	Morgan Stanley, 2.02%, dated 11/26/04, due 12/3/04 in the amount of $32,012,569 (cost $32,000,000; the value of the collateral including interest was $32,640,001)	32,000,000
17,696	UBS, 2.03%, dated 11/30/04, due 12/7/04 in the amount of $17,702,985 (cost $17,696,000; the value of the collateral including interest was $18,050,593)	17,696,000

		83,053,000

	Total Investments 101.0% (amortized cost $323,264,814(b))	323,264,814
	Liabilities in excess of other assets (1.0%)	(3,160,040)

	Net Assets 100%	$320,104,774

(a)	Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.
(b)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and other liabilities in excess of assets shown as a percentage of net assets as of November 30, 2004 was as follows:

Federal Home Loan Bank	28.5%
Federal Home Loan Mortgage Corporation	27.1
Repurchase Agreements	26.0
Federal National Mortgage Association	19.4

101.0
Liabilities in excess of other assets	(1.0)

100.0%

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	9

Statement of Assets and Liabilities

as of November 30, 2004

Assets
Investments, at amortized cost	$240,211,814
Repurchase Agreements, at amortized cost	83,053,000
Cash	12,267
Receivable for Series shares sold	977,500
Interest receivable	245,102
Prepaid expenses and other assets	8,895

Total assets	324,508,578

Liabilities
Payable for Series shares reacquired	3,881,918
Accrued expenses and other liabilities	266,059
Management fee payable	106,791
Dividends payable	96,485
Distribution fee payable	31,043
Deferred trustees’ fees	21,508

Total liabilities	4,403,804

Net Assets	$320,104,774

Net assets were comprised of:
Shares of beneficial interest, at par ($.01 per share)	$3,201,048
Paid-in capital in excess of par	316,934,125

320,135,173
Accumulated net investment income	56,066
Accumulated net realized loss on investments	(86,465)

Net assets, November 30, 2004	$320,104,774

See Notes to Financial Statements.

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Class A
Net asset value, offering price and redemption price per share ($297,465,088 ÷ 297,465,088 shares of beneficial interest issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share ($22,639,686 ÷ 22,639,686 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	11

Statement of Operations

Year Ended November 30, 2004

Net Investment Income
Interest	$5,331,590

Expenses
Management fee	1,672,169
Distribution fee—Class A	497,972
Transfer agent’s fees and expenses	347,000
Reports to shareholders	124,000
Custodian’s fees and expenses	100,000
Registration fees	65,000
Legal fees and expenses	52,000
Audit fee	38,000
Trustees’ fee	25,000
Miscellaneous	22,283

Total expenses	2,943,424

Net investment income	2,388,166

Realized Loss On Investments
Net realized loss on investment transactions	(86,465)

Net Increase In Net Assets Resulting From Operations	$2,301,701

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Year Ended November 30,
	2004	2003
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,388,166	$2,782,767
Net realized gain (loss) on investment transactions	(86,465)	17,514

Net increase in net assets resulting from operations	2,301,701	2,800,281

Dividends and distributions (Note 1)
Class A	(2,150,643)	(2,675,669)
Class Z	(151,058)	(124,612)

	(2,301,701)	(2,800,281)

Series share transactions(a) (Note 5)
Net proceeds from shares subscribed	578,171,597	855,912,790
Net asset value of shares issued in reinvestment of dividends and distributions	2,035,101	2,790,554
Cost of shares reacquired	(787,394,329)	(961,997,498)

Net decrease in net assets from Series shares transactions	(207,187,631)	(103,294,154)

Total decrease	(207,187,631)	(103,294,154)

Net Assets
Beginning of year	527,292,405	630,586,559

End of year(b)	$320,104,774	$527,292,405

(a)At $1.00 per share for the Money Market Series.
(b) Includes undistributed net investment income of	$56,066	$—

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	13

Notes to Financial Statements

Dryden Government Securities Trust (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Money Market Series (the “Series”) seeks high current income, preservation of capital and maintenance of liquidity by investing primarily in a diversified portfolio of short-term money market instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities that mature in 13 months or less.

Note 1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

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Dividends and Distributions: The Series declares daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and realized capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .40 of 1% of the Series’ average daily net assets up to $1 billion, .375 of 1% of the average daily net assets between $1 billion and $1.5 billion and .35 of 1% in excess of $1.5 billion. The effective management fee rate was .40 of 1% for the year ended November 30, 2004.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A and Class Z shares of the Fund. The Series compensates PIMS for distributing and servicing the Class A shares, pursuant to a plan of distribution (the “Class A Plan”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A shares are accrued daily and payable monthly. The distributor pays various broker-dealers for account servicing fees and for the expenses incurred by such broker-dealers. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Dryden Government Securities Trust/Money Market Series	15

Notes to Financial Statements

Cont’d

Pursuant to the Class A Plan, the Series compensate PIMS at an annual rate of .125 of 1% of each Series’ Class A average daily net assets.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the year ended November 30, 2004, the Fund incurred fees of approximately $623,000 for the Series. As of November 30, 2004, approximately $42,000 of such fees were due to PMFS for the Series. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.

Note 4. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present accumulated net investment income and accumulated net realized capital losses on investments on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income and accumulated net realized losses on investments. For the year ended November 30, 2004, the adjustments were to increase paid-in capital and decrease accumulated net investment income by $30,399 due to differences between financial reporting and tax accounting. Net investment income, net realized gains and net assets were not affected by this change.

For the years ended November 30, 2004 and November 30, 2003, the tax character of the dividends paid, as reflected in the Statement of Changes of $2,301,701 and $2,800,281 respectively was ordinary income for federal income tax purposes.

As of November 30, 2004, the accumulated undistributed earnings on a tax basis was $174,059 of ordinary income (which includes a timing difference of $96,485 for dividends payable).

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Lastly, for federal income tax purposes, the Fund had a capital loss carryforward as of November 30, 2004 of approximately $86,000 which expires in 2012. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts.

Note 5. Capital

The Fund offers Class A and Class Z shares. Neither Class A nor Class Z shares are subject to any sales or redemption charge. Class Z shares are offered exclusively for sale to a limited group of investors. The Series may also offer Class S shares. There are no Class S shares currently issued and outstanding. Each series has authorized an unlimited number of shares of beneficial interest at $.01 par value.

Transactions in shares of beneficial interest at $1 net asset value per share, for the Series were as follows:

	Year Ended November 30, 2004	Year Ended November 30, 2003
Class A
Shares sold	567,568,643	844,459,956
Shares issued in reinvestment of dividends and distributions	1,889,531	2,662,762
Shares reaquired	(776,799,239)	(949,900,975)

Net increase (decrease) in shares outstanding	(207,341,065)	(102,778,257)

Class Z
Shares sold	10,602,954	11,452,834
Shares issued in reinvestment of dividends and distributions	145,570	127,792
Shares reaquired	(10,595,090)	(12,096,523)

Net increase (decrease) in shares outstanding	153,434	(515,897)

Dryden Government Securities Trust/Money Market Series	17

Financial Highlights

Class A
Year Ended November 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.000

Net investment income and net realized gain on investment transactions	0.006
Dividends and distributions	(0.006)

Net asset value, end of year	$1.000

Total Return(a):	0.59%
Ratios/Supplemental Data:
Net assets, end of year (000)	$297,465
Average net assets (000)	$398,378
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	0.71%
Expenses, excluding distribution and service (12b-1) fees	0.58%
Net investment income	0.54%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Class A
Year Ended November 30,
2003	2002	2001	2000

$1.000	$1.000	$1.000	$1.000

0.005	0.012	0.039	0.053
(0.005)	(0.012)	(0.039)	(0.053)

$1.000	$1.000	$1.000	$1.000

0.47%	1.19%	4.04%	5.43%

$504,806	$607,585	$608,038	$558,307
$571,964	$612,109	$589,136	$559,103

0.87%	0.77%	0.83%	0.91%
0.74%	0.64%	0.70%	0.79%
0.46%	1.14%	3.82%	5.35%

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	19

Financial Highlights

Cont’d

Class Z
Year Ended November 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.000

Net investment income and net realized gain on investment transactions	0.008
Dividends and distributions	(0.008)

Net asset value, end of year	$1.000

Total Return(a):	0.75%
Ratios/Supplemental Data:
Net assets, end of year (000)	$22,640
Average net assets (000)	$19,664
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	0.58%
Expenses, excluding distribution and service (12b-1) fees	0.58%
Net investment income	0.77%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Class Z
Year Ended November 30,
2003	2002	2001	2000

$1.000	$1.000	$1.000	$1.000

0.006	0.013	0.040	0.054
(0.006)	(0.013)	(0.040)	(0.054)

$1.000	$1.000	$1.000	$1.000

0.60%	1.32%	4.16%	5.56%

$22,486	$23,002	$31,188	$38,534
$22,010	$27,790	$37,641	$34,243

0.74%	0.64%	0.70%	0.79%
0.74%	0.64%	0.70%	0.79%
0.56%	1.27%	4.03%	5.48%

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	21

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Dryden Government Securities Trust—Money Market Series

We have audited the accompanying statement of assets and liabilities of Dryden Government Securities Trust—Money Market Series (the “Fund”), including the portfolio of investments, as of November 30, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 2003 and the financial highlights for the periods presented prior to November 30, 2004, were audited by another independent registered public accounting firm, whose report dated, January 20, 2004, expressed an unqualified opinion thereon.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of November 30, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

January 21, 2005

22	Visit our website at www.jennisondryden.com

Federal Income Tax Information

(Unaudited)

We are required by New York, California, Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders provided the mutual fund meets certain requirements mandated by the respective states’ taxing authorities. We are pleased to report that 20.68% of the dividends paid by the Money Market Series* qualify for such deduction.

Shortly after the close of the calendar year ended December 31, 2004, you will be advised as to the federal tax status of the dividends you received in calendar year 2004.

For more detailed information regarding your federal, state and local taxes, you should contact your tax adviser.

*Due to certain minimum portfolio holding requirements in California, Connecticut and New York, residents of those states will not be able to exclude interest on federal obligations from state and local tax.

Dryden Government Securities Trust/Money Market Series	23

Management of the Fund

(Unaudited)

Information pertaining to the Trustees of the Fund is set forth below. Trustees who are not deemed to be “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the 1940 Act) are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Fund are referred to as “Interested Trustees.” “Fund Complex”† consists of the Fund and any other investment companies managed by Prudential Investments LLC ( PI or the Manager).

Independent Trustees2

David E.A. Carson (70), Trustee since 20043 Oversees 97 portfolios in Fund complex

Principal occupations (last 5 years): Director (January 2000-May 2000); Chairman (January 1999-December 1999); Chairman and Chief Executive Officer (January 1998-December 1998) and President, Chairman and Chief Executive Officer of People’s Bank (1983-1997).

Other Directorships held: Director of United Illuminating and UIL Holdings (utility company), since 1993.

Richard A. Redeker (61), Trustee since 19953 Oversees 94 portfolios in Fund complex

Principal occupations (last 5 years): Management Consultant; Director of Invesmart, Inc. (since 2001) and Director of Penn Tank Lines, Inc. (since 1999).

Other Directorships held:4 None.

Interested Trustees1

Judy A. Rice (57), President since 2003 and Trustee since 20003 Oversees 101 portfolios in Fund complex

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc. and American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-in-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly various positions to Senior Vice President (1992-1999) of Prudential Securities Incorporated (Prudential Securities); and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute.

Other Directorships held:4 None

Information pertaining to the Officers of the Fund is set forth below.

Officers2

Grace C. Torres (45), Treasurer and Principal Financial and Accounting Officer since 19983

Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI, Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.

24	Visit our website at www.jennisondryden.com

Jonathan D. Shain (46), Secretary since 20013

Principal occupations (last 5 years): Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Fund Services, Inc.

Lee D. Augsburger (45), Chief Compliance Officer since 20043

Principal occupations (last 5 years): Vice President and Chief Compliance Officer (since May 2003) of PI; Vice President and Chief Compliance Officer (since October 2000) of Prudential Investment Management, Inc.; formerly Vice President and Chief Legal Officer-Annuities (August 1999-October 2000) of Prudential Insurance Company of America; Vice President and Corporate Counsel (November 1997-August 1999) of Prudential Insurance Company of America.

William V. Healey (51), Chief Legal Officer since 20043

Principal occupations (last 5 years): Vice President and Associate General Counsel (since 1998) of Prudential; Executive Vice President and Chief Legal Officer (since February 1999) of Prudential Investments LLC; Senior Vice President; Chief Legal Officer and Secretary (since December 1998) of Prudential Investment Management Services LLC; Executive Vice President and Chief Legal Officer (since February 1999) of Prudential Mutual Fund Services LLC; Vice President and Secretary (since October 1998) of Prudential Investment Management, Inc.; Executive Vice President and Chief Legal Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Fund Services, Inc. and American Skandia Advisory Services, Inc.; Director (June 1999-June 2002 and June 2003-present) of ICI Mutual Insurance Company; prior to August 1998, Associate General Counsel of the Dreyfus Corporation (Dreyfus), a subsidiary of Mellon Bank, N.A. (Mellon Bank), and an officer and/or director of various affiliates of Mellon Bank and Dreyfus.

Maryanne Ryan (40), Anti-Money Laundering Compliance Officer since 20023

Principal occupations (last 5 years): Vice President, Prudential (since November 1998), First Vice President, Prudential Securities (March 1997-May 1998); Anti-Money Laundering Compliance Officer (since 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.

†	The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts 2, 10, 11, The Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential’s Gibraltar Fund.

[1]	“Interested” Trustee, as defined in the 1940 Act, by reason of employment with the Manager, (Prudential Investments LLC or PI), the Subadviser (Prudential Investment Management, Inc. or PIM) or the Distributor (Prudential Investment Management Services LLC or PIMS).

[2]	Unless otherwise noted, the address of the Trustees and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

[3]	There is no set term of office for Trustees and Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75. The table shows the individuals length of service as Trustees and/or Officer.

[4]	This includes only directorships of companies requested to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

Additional information about the Fund’s Trustees is included in the Fund’s Statement of Additional Information which is available without charge, upon request, by calling (800) 225-1852 or (732) 482-7555 (Calling from outside the U.S.)

Dryden Government Securities Trust/Money Market Series	25

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Series has delegated to the Series’ investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Series’ website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

TRUSTEES
Delayne Dedrick Gold • Robert F. Gunia • Robert E. La Blanc • Thomas T. Mooney • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Louis A. Weil III

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer •
Jonathan D. Shain, Assistant Secretary • Deborah A. Docs, Secretary • Maryanne Ryan,
Anti-Money Laundering Compliance Officer • Lee D. Augsberger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden Government Securities Trust/Money Market Series
Share Class	A	Z
NASDAQ	PBGXX	PGZXX
CUSIP	262434301	262434400

An investor should consider the investment objective, risks, and charges and expenses of a Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Series can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Government Securities Trust/Money Market Series, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at Dryden Government Securities Trust/Money Market Series, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330(732-0330). The Series will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com within 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Government Securities Trust/Money Market Series
Share Class	A	Z
NASDAQ	PBGXX	PGZXX
CUSIP	262434301	262434400

MF100E      IFS-A099854      Ed. 01/2005

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-802-6469, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal year ended November 30, 2004, KPMG LLP, the Registrant’s principal accountant, billed the Registrant $15,400 for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings. KPMG did not serve as the Registrant’s principal accountant during fiscal year ended November 30, 2003, so no information for that fiscal year is provided.

(b) Audit-Related Fees

For the fiscal year ended November 30, 2004, KPMG LLP, the Registrant’s principal accountant, billed the Registrant $2,000 for professional services provided in connection with the filing of Form N-14. KPMG did not serve as the Registrant’s principal accountant during fiscal year ended November 30, 2003, so no information for that fiscal year is provided.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process, will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b)- (4)(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

Not applicable.

(g) Non-Audit Fees

Not applicable to Registrant. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the last fiscal year 2004 was $33,500. KPMG did not serve as the Registrant’s principal accountant during fiscal year 2003, so no information for that fiscal year is provided.

(h) Principal Accountants Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders:

On September 1, 2004, the Board of Trustees adopted the following nominations and communications policy:

Nominating and Governance Committee. The Nominating and Governance Committee of the Board of Trustees is responsible for nominating trustees and making recommendations to the Board concerning Board composition, committee structure and governance, director education, and governance practices. The Board has determined that each member of the Nominating and Governance Committee is not an “interested person” as defined in the 1940 Act.

The Nominating and Governance Committee Charter is available on the Fund’s website at www.jennisondryden.com.

Selection of Trustee Nominees. The Nominating and Governance Committee is responsible for considering nominees for trustees at such times as it considers electing new members to the Board. The Nominating and Governance Committee may consider recommendations by business and personal contacts of current Board members, and by executive search firms which the Committee may engage from time to time and will also consider shareholder recommendations. The Nominating and Governance Committee has not established specific, minimum qualifications that it believes must be met by a nominee. In evaluating nominees, the Nominating and

Governance Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Nominating and Governance Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Nominating and Governance Committee evaluates nominees for the Board based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a trustee nominee should submit his or her recommendation in writing to the Chair of the Board (Robin Smith) or the Chair of the Nominating and Governance Committee (Richard Redeker), in either case at Dryden Government Securities Trust, P.O. Box 13964, Philadelphia, PA 19176. At a minimum, the recommendation should include:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

The recommendation also can include any additional information which the person submitting it believes would assist the Nominating and Governance Committee in evaluating the recommendation.

Shareholders should note that a person who owns securities issued by Prudential Financial, Inc. (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the 1940 Act. In addition, certain other relationships with Prudential Financial, Inc. or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

Before the Nominating and Governance Committee decides to nominate an individual to the Board, Committee members and other Board members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving on the board of a registered investment company.

Shareholder Communications with Trustees

Shareholders of the Funds can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Government Securities Trust, P.O. Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual

Trustee by writing to that director at Dryden Government Securities Trust, P.O. Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual trustees are not screened before being delivered to the addressee.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12 – Exhibits

(a)	Code of Ethics – Attached hereto

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Government Securities Trust

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain
Secretary

Date January 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date January 27, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 27, 2005

*	Print the name and title of each signing officer under his or her signature.